Intangible Assets, Net	6 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 — INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	Useful life	March 31, 2022	September 30, 2021
Land use rights	50 years	$283,182	$278,327
Software	3 years	23,771	23,364
Total		306,953	301,691
Less: accumulated amortization		(128,189)	(123,208)
Intangible assets, net		$178,764	$178,483

Amortization expense was $2,821 and $2,744 for the six months ended March 31, 2022 and 2021, respectively.

Estimated future amortization expense for intangible assets is as follows:

Twelve months ending March 31,	Amortization expense

2023	$5,664
2024	5,664
2025	5,664
2026	5,664
2027	5,664
Thereafter	150,444
$178,764